Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
For the year ended December 31, 2013, two charterers individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2012, and one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011 as follows:

Charterer	2013	2012	2011
A	32%	22%	33%
B	12%	Less than 10%	Less than 10%